Computation of Basic and Diluted (Loss) Income Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Consolidated net (loss) Income attributable to Nam Tai Property Inc. shareholders	$ (13,254)	$ 3,944	$ (9,534)
Weighted average number of shares, basic	37,826,398	36,807,275	36,672,957
Effect of dilutive securities — Stock options	0	685,163	0
Weighted average number of shares, diluted	37,826,398	37,492,438	36,672,957
Basic (loss) income per share	$ (0.35)	$ 0.11	$ (0.26)
Diluted (loss) Income per share	$ (0.35)	$ 0.11	$ (0.26)